Stock-based Compensation Plans - Stock Option Activity (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total Options, Number of Options
Options outstanding, beginning balance (shares)	3,262
Granted (shares)	431	686
Exercised (shares)	(777)
Cancelled/Forfeited (shares)	0
Options outstanding, ending balance (shares)	2,916	3,262
Options vested, number of options (shares)	1,428
Total Options, Weighted Average Exercise Price
Options outstanding, beginning balance (CAD per share)	$ 45.26
Granted (CAD per share)	50.33	$ 58.40
Exercised (CAD per share)	40.80
Cancelled/Forfeited (CAD per share)	0
Options outstanding, ending balance (CAD per share)	47.20	$ 45.26
Options vested, weighted average exercise price (CAD per share)	$ 42.76
Non-vested Options, Number of Options
Options outstanding, beginning balance (shares)	1,772
Granted (shares)	431	686
Vested (shares)	(715)
Cancelled/Forfeited (shares)	0
Options outstanding, ending balance (shares)	1,488	1,772
Non-vested Options, Weighted Average Grant Date Fair Value
Options outstanding, beginning balance (CAD per share)	$ 3.81
Granted (CAD per share)	4.91	$ 4.20
Vested (CAD per share)	3.67
Cancelled/Forfeited (CAD per share)	0
Options outstanding, ending balance (CAD per share)	$ 4.20	$ 3.81
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 6
Weighted average remaining term of vested options	6 years
Aggregate intrinsic value of vested options	$ 26
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted average period to recognize compensation expense (years)	3 years